Fair Value (Details) - Schedule of liabilities measured at fair value $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Warrants:
Balance as of December 31, 2021	$ 28,875
Fair value adjustment of Private Placement Warrants	(24,150)
Balance as of March 31, 2022	$ 4,725